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                                     BURNHAM
                                INVESTORS TRUST


                             BURNHAM INVESTORS TRUST

                       Supplement dated September 19, 2008
   to the Prospectus and Statement of Additional Information dated May 1, 2008


      On September 19, 2008, the Securities and Exchange Commission issued a temporary emergency order prohibiting short selling in publicly traded securities of certain financial services companies. Accordingly, no fund (including the Burnham Financial Industries Fund and the Burnham Financial Services Fund) may effect a short sale of any such financial services company during the effectiveness of that emergency order. The disclosure in the Prospectus and Statement of Additional Information is revised accordingly.


      Call Burnham Investors Trust at 1-800-462-2392 for more information.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE